UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/15

Date of reporting period: 11/01/14 - 10/31/15

Item 1 - Attach shareholder report



BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)













Annual Report
October 31, 2015

Management's Discussion of Fund Performance

December 21, 2015
Dear Fellow Shareholders:

We are very proud to present the October 2015 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

We had another great year at the Bullfinch Fund, Inc., with both Series posting new all-time highs in net assets and accumulated performance. Making this more impressive was the relative anemic performance of the overall market and the economy in general. After a good start at the beginning of the year, the market sputtered, experiencing greater volatility as dramatically falling oil prices and the prospect of interest rate increases alternatively spooked and boosted the market. For evidence of this, look no further than at the poor results of our benchmark, the Value Line Geometric Index.

In the Unrestricted Series, the top performing stocks (Almost Family, Amazon.com, Allergen and NVIDIA) all topped more than 48% gains for the year. Among the laggards were CDI Corporation, Zumiez, Canon, Cree, Mylan, AAR, and Fred's, all double digit negative for the year. The Unrestricted Series as a whole was up 6.83% in the fiscal year vs. our benchmark which was down 5.62% (meaning we beat our benchmark by 12%!).

During the fiscal year, the Greater Western New York Series gained 2.85%. A total of 18 individual stocks experienced greater than double digit returns with 6 returning more than 40%. The top performing stocks (Ultralife, Taylor Devices and Gibraltar Industries) represent a diverse set of industries (batteries, shock absorbers and steel-based products). The underperformers included Graham (heat transfer and vacuum equipment); Zumiez (specialty retailer); and Columbus McKinnon (materials handling products and services).

As was the case last year, there was a wide disparity between the S&P 500 and our benchmark. For example, the price appreciation of the S&P 500 for our fiscal year was 3.04% vs. the benchmark loss of 5.62%. Still, our Unrestricted Series more than doubled the S&P return while the Greater Western New York Series kept pace, lagging by only 19 basis points. While past performance can never guarantee future results, we are quite proud of what we have achieved compared to the S&P 500, especially in light of our generally defensive position.

The ongoing market volatility has given us a chance to reduce that defensive position. We expect this to continue given the overall government policy positions. We can live with this, especially if it allows us to find profitable opportunities. We also feel a change in attitude in Washington might release some pent-up steam in the economy, which could be good not only for the overall market, but for our shareholders in particular

As usual, rest assured you can leave any worrying to us. After all, it's not just your money in the funds, it's our money too!

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.
Christopher Carosa, CTFA
President


BULLFINCH FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/05 to 10/31/15. These changes are then compared to a $10,000 investment in the Value Line Geometric
Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

6/30/2005          $10,000                        $10,000
6/30/2006          $10,130                        $10,710
6/30/2007          $12,009                        $12,494
6/30/2008          $10,748                        $ 9,417
10/31/2008         $ 8,870                        $ 6,498
10/31/2009         $ 9,379                        $ 7,117
10/31/2010         $11,051                        $ 8,617
10/31/2011         $12,166                        $ 8,553
10/31/2012         $12,782                        $ 8,959
10/31/2013         $15,875                        $11,953
10/31/2014         $18,259                        $12,504
10/31/2015         $19,506                        $11,801

Annualized
Returns Ending   Bullfinch Fund Inc.          Value Line
10/31/2015       Unrestricted Series          Geometric Index

One - Year       +   6.83%                    -    5.62%
Five - Year      +  12.04%                    +    6.49%
Ten - Year       +   6.97%                    +    1.30%


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index


6/30/2005          $10,000                        $10,000
6/30/2006          $11,057                        $10,710
6/30/2007          $12,442                        $12,494
6/30/2008          $11,176                        $ 9,417
10/31/2008         $ 9,540                        $ 6,498
10/31/2009         $ 9,211                        $ 7,117
10/31/2010         $11,608                        $ 8,617
10/31/2011         $12,725                        $ 8,553
10/31/2012         $13,444                        $ 8,959
10/31/2013         $17,451                        $11,953
10/31/2014         $19,399                        $12,504
10/31/2015         $19,952                        $11,801

Annualized
Returns Ending  Bullfinch Fund Inc.           Value Line
10/31/2015      Greater WNY Series            Geometric Index

One - Year       +   2.85%                    -    5.62%
Five - Year      +  11.44%                    +    6.49%
Ten - Year       +   7.38%                    +    1.30%




UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2012
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and
Stockholders of
Bullfinch Fund, Inc. - Unrestricted Series

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within Bullfinch
Fund, Inc.), including the schedule of investments in securities, as of October 31, 2015 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2015, and the financial highlights for each of the five years in the period then ended. Bullfinch Fund, Inc. - Unrestricted Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Unrestricted Series as of October 31, 2015, the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2015, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





EFP Rotenberg, LLP
Rochester, New York
December 21, 2015


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015

ASSETS
Investments in Securities, at Fair Value,
                      Identified Cost of $4,677,211           $  6,996,212

Cash & Cash Equivalents                                            842,180

Accrued Interest and Dividends                                       8,701

Total Assets                                                  $  7,847,093


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                              $     19,541

Due to Shareholder Transaction                                     194,754

NET ASSETS

Net Assets (Equivalent to $20.75 per share based on 367,912.112
shares of stock outstanding                                      7,632,798


Total Liabilities and Net Assets                              $  7,847,093

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       367,912.112 Shares Outstanding                         $  4,961,676

Accumulated Net Investment Loss & Realized Loss
      from Security Transactions                                   352,121

Net Unrealized Appreciation on Investments                       2,319,001

Net Assets at October 31, 2015                                $  7,632,798


The accompanying notes are an integral part of these financial statements.


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2015


Level 1 - Common Stocks - 89.26%

*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

                                          Historical
                               Shares     Cost        Value

Computers - Software - 14.14%
 Adobe Systems Inc.*            3,250       84,678     288,145
 Microsoft Corp.                6,200      151,626     326,368
 Oracle Corp.                   5,500       56,121     213,620
 Synopsis, Inc.*                5,600      115,460     279,888
                                        ----------  ----------
                                           407,885   1,108,021
Medical Products and Supplies - 8.89%
 Edwards Lifesciences*          2,750      184,878     432,162
 Johnson & Johnson              2,400      136,714     242,472
 Medtronic Inc.                   300       23,085      22,176
                                        ----------  ----------
                                           344,677     696,810
Semiconductors - 8.76%
 Cree Inc. *                    6,800      207,660     171,292
 Intel Corp.                    5,000       85,564     169,300
 NVIDIA Corporation             5,300       94,417     150,361
 Tessera Technologies Inc       5,600       96,089     195,832
                                        ----------  ----------
                                           483,730     686,785
Internet Services - 5.83%
 Amazon.com Inc.*	                 730      145,358     456,907

Commercial Services - 5.18%
 CDI Corporation               20,100      162,055     160,800
 Paychex, Inc.                  4,750      130,496     245,005
                                        ----------  ----------
                                           292,551     405,805
Retail - Specialty - 4.38%
 Fastenal Co.                   4,800       83,684     187,968
 Zumiez Inc.*                   8,900      193,235     155,572
                                        ----------  ----------
                                           276,919     343,540

Computers - Networking - 3.94%
 Cisco Systems, Inc.           10,700      160,238     308,695

Leisure & Recreational - 3.70%
 Mattel Inc.                   11,800      308,157     290,044

Pharmaceuticals - 3.54%
 Mylan Inc.*                    6,300      363,525     277,767

Information Services - 3.39%
 Cognizant Tech Solutions*      3,900      239,188     265,629

Telecommunications - 3.30%
 AT&T Corp.                     3,800      134,073     127,338
 Verizon Communications         2,800      136,812     131,264
                                        ----------  ----------
                                           270,885     258,602


                                          Historical
                               Shares     Cost        Value

Level 1 - Common Stocks - 89.26%

Electrical Equipment - 3.24%
 Corning Inc.                   7,300       66,773     135,780
 General Electric Co.           4,100       77,607     118,572
                                        ----------  ----------
                                           144,380     254,352
Insurance - 3.18%
 Arthur J Gallagher & Co        5,700      138,298     249,261

Oil & Related - 2.71%
 Total SA ADR                   4,400      227,558     212,212

Consumer - Electronics - 2.66%
 Canon Inc.                     7,000      241,870     208,460

Retail - General - 2.65%
 Fred's Inc. Class A            15,000      152,560     207,450

Tobacco Products - 2.20%
 Universal Corp. VA             3,200      120,756     172,832

Food Processing - 1.92%
 Sensient Technologies          2,300       44,669     150,121

Biotech - 1.65%
 Meridian Bioscience Inc.       6,800      118,878     129,268

Electronics Components - 1.52%
 TE Connectivity Ltd.           1,850       50,371     119,214

Aerospace - 1.27%
 AAR Corporation                4,400       83,191      99,836

Industrial Services - 1.21%
 Expeditors Int'l Washington    1,900       61,567      94,601
                                        ----------  ----------
Total Investments in Securities          4,677,211   6,996,212

Level 1 - Cash & Equivalents - 15.43%

Schwab Money Market - 10.74%                842,180     842,180
7 day Yield .01%
                                        ----------  ----------

Total Invested Assets                  $ 5,519,391 $ 6,036,834


The accompanying notes are an integral part of these financial statements.


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2015

Table of Industries

Industry						Market Value			Percent

Aerospace                               $      99,836                  1.27%
Biotech                                 $     129,268                  1.65%
Commercial Services                     $     405,805                  5.18%
Computers - Networking                  $     308,695                  3.94%
Computers - Software                    $   1,108,021                 14.14%
Consumer - Electronics                  $     208,460                  2.66%
Electrical Equipment                    $     254,352                  3.24%
Electronics Components                  $     119,214                  1.52%
Food Processing                         $     150,121                  1.92%
Industrial Services                     $      94,601                  1.21%
Information Services                    $     265,629                  3.39%
Insurance                               $     249,261                  3.18%
Internet Services                       $     456,907                  5.83%
Leisure & Recreational                  $     290,044                  3.70%
Medical Products & Supplies             $     696,810                  8.89%
Oil & Related                           $     212,212                  2.71%
Pharmaceuticals                         $     277,767                  3.54%
Retail - General                        $     207,450                  2.65%
Retail - Specialty                      $     343,540                  4.38%
Semiconductors                          $     686,785                  8.76%
Telecommunications                      $     258,602                  3.30%
Tobacco Products                        $     172,832                  2.20%
                                        -------------                -------
Total Equities                          $   6,996,212                 89.26%

Cash & Equivalents (7 day yield .01%)   $     842,180                 10.74%
                                        -------------                -------

Total Invested Assets                   $   7,838,392                100.00%


The accompanying notes are an integral part of these financial statements.



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2015, 2014 AND 2013
                                         October      October      October
                                            2015         2014         2013
INVESTMENT INCOME:
   Dividend and Interest Income        $ 126,739       97,659    $ 108,000
EXPENSES:
   Adviser Fees                           78,972       69,293       59,091
   Legal and Professional                 13,072       13,072       13,259
   Director's Fees                         1,200        1,200        1,600
   D&O/E&O                                 8,483        8,280        8,156
   Fidelity Bond                             922          921            0
   Taxes                                   3,582          450          454
   Telephone                                 104          134           40
   Registration Fees                           0        1,550        2,297
   Custodian Fees                          3,667        3,932        3,475
   Travel                                      0            0        1,189
   Dues and Subscriptions                  2,036        2,084        2,142
Total expense                            112,668      100,916       91,703
Net investment income (loss)              14,071       (3,257)      16,297

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from
      securities transactions            707,162      365,726      246,936
Unrealized appreciation
during the period                       (236,482)     569,374      955,907
Net gain on investments                  470,680      935,100    1,202,843
CHANGE IN NET ASSETS FROM OPERATIONS    $484,751     $931,843   $1,219,140

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2015, 2014 AND 2013
                                         October      October      October
                                            2015         2014         2013
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)        $   14,071       (3,257)  $   16,297
  Net realized gain from
     security transactions               707,162      365,726      246,936
  Net change in unrealized appreciation
     of investments                     (236,482)     569,374      955,907
  Change in net assets from operations   484,751      931,843    1,219,140

CAPITAL SHARE TRANSACTION:
  Sales                                  277,982      305,239      355,503
  Redemptions                           (257,393)    (396,817)    (208,578)
 Distribution to shareholders from:
     Distribution of capital gains      (365,722)    (246,936)    (143,777)
     Distribution of ordinary income           0      (16,284)     (19,498)
     Reinvested dividend distributions   365,722      263,220      163,275
Total capital share transactions          20,589      (91,578)     146,925
Increase in net assets                   505,340      840,265    1,366,065

NET ASSETS:
  Beginning of period                  7,127,458    6,287,193    4,921,128
  End of period                       $7632,798    $7,127,458   $6,287,193

The accompanying notes are an integral part of these financial statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2015


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash. In addition to the cash and cash equivalents listed there is an unsettled stock purchase of $162,055 which settles on November 4, 2015.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF:
                               10/31/15
LEVEL 1
COMMON STOCKS                $6,996,212
CASH & EQUIVALENTS           $  842,180
TOTAL INVESTED ASSETS        $7,838,392

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $19,498 to its shareholders on December 29, 2012, in the form of stock dividends equal to 1,252.658 shares of stock. The Series made a distribution of its capital gains of $143,777 to its shareholders on December 29, 2012, in the form of stock dividends equal to 9,236.828 shares of stock. The Series made a distribution of its capital gains of $246,936 to its shareholders on December 27, 2013, in the form of stock dividends equal to 12,715.543 shares of stock. The Series made a distribution of its ordinary income of $16,284 to its shareholders on October 22, 2014, in the form of stock dividends equal to 839.797 shares of stock. The Series made a distribution of its capital gains of $365,722 to its shareholders on December 26, 2014 in the form of stock dividends equal to 17,971.591 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2015, the Series purchased $1,178,829 of common stock. During the same period, the Series sold $801,493 of common stock. The Series also sold a 700,000 par value Treasury Bill.

For the year ended October 31, 2014, the Series purchased $537,014 of common stock. During the same period, the Series sold $785,410 of common stock. The Series also purchased a 700,000 par value Treasury Bill.

For the year ended October 31, 2013, the Series purchased $368,637 of common stock. During the same period, the Series sold $418,874 of common stock.

At October 31, 2015, the gross unrealized appreciation for all securities totaled $2,567,820 and the gross unrealized depreciation for all securities totaled $248,819 or a net unrealized appreciation of $2,319,001. The aggregate cost of securities for federal income tax purposes at October 31, 2015 was $4,677,211.

At October 31, 2014, the gross unrealized appreciation for all securities totaled $2,557,164 and the gross unrealized depreciation for all securities totaled $1,681 or a net unrealized appreciation of $2,555,483. The aggregate cost of securities for federal income tax purposes at October 31, 2014 was $3,481,351.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $2,017,509 and the gross unrealized depreciation for all securities totaled $31,409 or a net unrealized appreciation of $1,986,100. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $3,364,393.


NOTE D - INVESTMENT ADVISER AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2015, October 31, 2014 and October 31, 2013, the fund paid investment adviser fees of $78,972, $69,293, and $59,091, respectively.

On October 31, 2015, the fund had $6,641 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.


NOTE F - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount


Balance at October 31, 2012             320,529.717        $ 4,093,523

Shares sold during 2013                  22,094.358            355,503
Shares Redeemed during 2013             (12,513.333)          (208,578)
Reinvestment of Distributions,
    December 29, 2012                    10,489.486            163,275
Balance at October 31, 2013             340,600.228        $ 4,403,723

Shares sold during 2014                  15,685.035            305,239
Shares Redeemed during 2014             (20,720.660)          (396,817)
Reinvestment of Distributions,
    December 27, 2013                    12,715.543            246,936
Reinvestment of Distributions,
    October 22, 2014                        839.797             16,284
Balance at October 31, 2014             349,119.943        $ 4,575,365

Shares sold during 2015                  13,322.543            277,982
Shares Redeemed during 2015             (12,501.965)          (257,393)
Reinvestment of Distributions,
    December 26, 2014                    17,971.591            365,722
Balance at October 31, 2015             367,912.112        $ 4,961,676



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2015, 2014, 2013, 2012 AND 2011

                          October   October  October  October  October
                             2015      2014     2013     2012     2011

NET ASSET VALUE,
  beginning of period     $ 20.42   $ 18.46  $ 15.35   $14.62  $ 13.28

INCOME FROM INVESTMENT OPERATIONS
  Net investment
    income (loss)            0.04    (0.01)    0.05   ( 0.02)    0.01
  Net gain (loss) on
    securities both
    realized and unrealized  1.34     2.74     3.57     0.76     1.33

Total from investment
  Operations                 1.38     2.73     3.62     0.74     1.34

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Distribution of
     capital gains          (1.05)    (.72)    (.45)    (.00)    (.00)
  Distribution of
     ordinary income         0.00     (.05)    (.06)    (.01)    (.00)
  Total stock dividend
     distributions          (1.05)    (.77)    (.51)    (.01)    (.00)

NET ASSET VALUE,
  end of period           $ 20.75  $ 20.42  $ 18.46  $ 15.35  $ 14.62

NET ASSETS,
  end of period   $7,632,798 $7,127,458 $6,287,193 $4,921,128 $4,606,704

                           Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*   1.48%    1.51%   1.63%    1.73%   1.82%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*   0.19%  (0.05)%  0.29%   (0.14)%  0.07%

PORTFOLIO TURNOVER RATE*  10.55%  11.74%   6.54%    7.23%  11.37%

TOTAL RETURN               6.83%  15.02 % 24.20%    5.06%  10.09%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these financial highlights.


GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2012
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and
Stockholders of
Bullfinch Fund, Inc. - Western New York Series

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of October 31, 2015 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2015, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Western New York Series as of October 31, 2015, and the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2015, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



EFP Rotenberg, LLP
Rochester, New York
December 21, 2015




GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $831,669                                  $ 1,569,535

Cash and Cash Equivalents                                            302,959

Accrued Interest and Dividends                                         2,055

Total Assets                                                     $ 1,874,549


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                 $     3,201

Due to Shareholder Transaction                                        92,545

NET ASSETS

Net Assets (Equivalent to $20.79 per share
         based on 85,564.891 shares of stock outstanding)          1,778,803

Total Liabilities and Net Assets                                 $ 1,874,549

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       85,564.891 Shares Outstanding                           $   1,132,925

Accumulated Net Investment Gain & Realized
       Loss from Security Transactions                               (91,988)

Net Unrealized Appreciation on Investments                           737,866

Net Assets at October 31, 2015                                   $ 1,778,803


The accompanying notes are an integral part of these financial statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2015

                                                  Historical
                                     Shares             Cost             Value
                                  ---------        ---------         ---------
Level 1 Common Stocks - 83.82%

*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY
Electrical Equipment - 10.72%
 Corning, Inc.                        2,200           26,502            40,920
 General Electric Co.                 1,450           35,248            41,934
 Ultralife Corp.*                    17,400           65,037           117,972
                                                   ---------         ---------
                                                     126,787           200,826
Medical Products & Supplies - 8.11%
 Bristol-Myers Squibb Co.             1,000           21,938            65,950
 Greatbatch, Inc.*                      850           18,984            45,432
 Johnson & Johnson                      400           22,617            40,412
                                                   ---------         ---------
                                                      63,539           151,794
Telecommunications - 6.31%
 AT&T Corporation                       950           33,705            31,834
 Frontier Communications             10,400           53,231            53,456
 Verizon Communications                 700           34,210            32,816
                                                   ---------         ---------
                                                     121,146           118,106
Airlines - 6.30%
 Southwest Airlines Co.               2,550           46,848           118,040

Aerospace - 6.22%
 Harris Corporation                     500           24,989            39,565
 Moog, Inc. Class A*                    637           15,976            39,341
 Northrop Grumman                       200            2,294            37,550
                                                   ---------         ---------
                                                      43,259           116,456
Electronic Components - 4.85%
 Astronics Corp. Class A*             1,297            3,025            49,039
 IEC Electronics Corp.*               4,518            6,983            15,994
 TE Connectivity Ltd.                   400           10,904            25,776
                                                   ---------         ---------
                                                      20,912            90,809
Banking & Finance - 4.53%
 Community Bank System                1,200           23,452            48,912
 M&T Bank Corp.                         300           29,839            35,955
                                                   ---------         ---------
                                                      53,291            84,867
Automotive - 4.16%
 Monro Muffler Brake Inc.             1,050           12,443            77,879

Leisure & Recreational - 3.94%
 Mattel Inc.                          3,000           78,314            73,740

Railroads - 3.23%
 Genesee & Wyoming Class A*             900            2,522            60,390

Real Estate & Related - 3.20%
 Sovran Self Storage                    600           22,310            59,922

Computers - Distributors - 3.10%
 Ingram Micro                         1,950           45,446            58,071




                                                  Historical
                                     Shares             Cost             Value
                                  ---------        ---------         ---------
Level 1 Common Stocks - 83.82%

Foods & Beverages - 2.88%
 Constellation Brands, Inc.             400            2,509            53,920

Steel - 2.70%
 Gilbraltar Industries Inc.*          2,000           25,111            50,640

Commercial Services - 2.69%
 Paychex, Inc.                          975           25,852            50,291

Computers - Services - 2.31%
 Computer Task Group, Inc.            6,000           33,877            43,200

Computers - Software - 1.87%
 Oracle Corp.                           900           12,070            34,956

Retail - Specialty - 1.67%
 Fastenal Co.                           800           13,954            31,328

Metal Fabrication & Hardware - 1.27%
 Graham Corp.                         1,400           15,140            23,758

Environmental Services - 1.13%
 Ecology & Environment Inc.           2,000           25,398            21,220

Utilities - Natural Resources - 0.98%
 National Fuel Gas Co.                  350           12,468            18,385

Instruments - 0.76%
 Taylor Devices*                        877            4,394            14,313

Office Equipment - 0.70%
 Xerox Corp.                          1,400           17,817            13,146

Machinery - 0.10%
 Columbus McKinnon Corp.                100            2,344             1,869

Health Care Service Provider - 0.05%
 VirtualScopics Inc.*                   200            2,981               900

Industrial Materials - 0.04%
 Servotronics, Inc.                     100              937               709
                                                   ---------         ---------

Total Investments in Securities                      831,669         1,569,535

Level 1 - Cash & Equivalents - 13.59%

Schwab Money Market - 16.18%                         302,959           302,959
7 day Yield .01%
                                                   ---------         ---------

Total Invested Assets                            $ 1,134,628       $ 1,872,494

The accompanying notes are an integral part of these financial statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2015


Table of Industries


Industry						Market Value			Percent

Aerospace                               $      116,456                 6.22%
Airlines                                $      118,040                 6.30%
Automotive                              $       77,879                 4.16%
Banking & Finance                       $       84,867                 4.53%
Commercial Services                     $       50,291                 2.69%
Computers - Distributors                $       58,071                 3.10%
Computers - Services                    $       43,200                 2.31%
Computers - Software                    $       34,956                 1.87%
Electrical Equipment                    $      200,826                10.72%
Electronics Components                  $       90,809                 4.85%
Environmental Services                  $       21,220                 1.13%
Foods & Beverages                       $       53,920                 2.88%
Health Care Service Provider            $          900                 0.05%
Industrial Materials                    $          709                 0.04%
Instruments                             $       14,313                 0.76%
Leisure & Recreational                  $       73,740                 3.94%
Machinery                               $        1,869                 0.10%
Medical Products & Supplies             $      151,794                 8.11%
Metal Fabrication & Hardware            $       23,758                 1.27%
Office Equipment                        $       13,146                 0.70%
Railroads                               $       60,390                 3.23%
Real Estate & Related                   $       59,922                 3.20%
Retail - Specialty                      $       31,328                 1.67%
Steel							$       50,640                 2.70%
Telecommunications                      $      118,106                 6.31%
Utilities - Natural Resources           $       18,385                 0.98%
                                        -------------                -------
Total Equities                          $    1,569,535                83.32%


Cash & Equivalents (7 day yield .01%)   $      302,959                16.18%

                                        -------------                -------
Total Invested Assets                   $    1,872,494               100.00%

The accompanying notes are an integral part of these financial statements

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2015, 2014 AND 2013

                                         October      October      October
                                            2015         2014         2013
                                       ---------    ---------    ---------
INVESTMENT INCOME:
 Dividend and Interest Income         $   27,423   $   21,749   $   16,882
EXPENSES:
 Adviser Fees                             20,657       19,210       15,688
 Legal and Professional                    1,770        1,485        1,473
 Director's Fees                           1,200        1,200        1,600
 D&O/E&O                                     943          920          906
 Fidelity Bond                               102          102            0
 Taxes                                       455          450          455
 Telephone                                   104          134           40
 Registration Fees                             0        1,685           23
 Custodian Fees                            1,375        1,626        1,195
 Travel                                        0            0          132
 Dues and Subscriptions                    1,236        1,284        1,342
Total expense                             27,842       28,096       22,854
Net investment income (loss)                (419)      (6,347)      (5,972)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions                  (118)     180,453       (4,630)
Unrealized appreciation (depreciation)
   during the period                      50,028        1,812      357,908
Net gain (loss) on investments            49,910      182,265      353,278
CHANGE IN NET ASSETS FROM OPERATIONS   $  49,491    $ 175,918    $ 347,306

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEARS ENDED OCTOBER 31, 2015, 2014 AND 2013

                                         October      October      October
                                            2015         2014         2013
                                       ---------    ---------    ---------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)       $     (419)  $   (6,347) $    (5,972)
   Net realized gain (loss) from
      security transactions                 (118)     180,453       (4,630)
   Net change in unrealized appreciation
     (depreciation) of investments        50,028        1,812      357,908
   Change in net assets from operations   49,491      175,918      347,306

CAPITAL SHARE TRANSACTIONS:
   Sales                                  58,745       58,733      113,714
   Redemptions                          (103,694)     (14,657)      (8,233)
Distribution to shareholders from:
     Distribution of capital gains      (180,452)           0            0
Reinvested dividend distributions        180,452            0            0

Total capital share transactions         (44,949)      44,076      105,481
Increase (decrease) in net assets          4,542      219,994      452,787
NET ASSETS:
   Beginning of period                 1,774,261    1,554,267    1,101,480
   End of period                     $ 1,778,803  $ 1,774,261  $ 1,554,267

The accompanying notes are an integral part of these financial statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2015

NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair Value Measurements - ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents - Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash. In the cash and cash equivalents listed there is an unsettled stock sale of $20,807 which settles on November 4, 2015.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF: 10/31/15

LEVEL 1
COMMON STOCKS            $ 1,569,535
CASH & EQUIVALENTS       $   302,959
TOTAL INVESTED ASSETS    $ 1,872,494

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the


Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its capital gains of $180,452 to its shareholders on December 26, 2014 in the form of stock dividends equal to 8,638.179 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2015, the Series purchased $78,314 of common stock. During the same period, the Series sold $88,636 of common stock. The Series also sold a 150,000 par value Treasury Bill.

For the year ended October 31, 2014, the Series purchased $307,725 of common stock. During the same period, the Series sold $228,311 of common stock. The Series also purchased a 150,000 par value Treasury Bill.

For the year ended October 31, 2013, the Series purchased $0 of common stock. During the same period, the Series sold $23,897 of common stock.

At October 31, 2015, the gross unrealized appreciation for all securities totaled $776,925 and the gross unrealized depreciation for all securities totaled $39,059, or a net unrealized appreciation of $737,866. The aggregate cost of securities for federal income tax purposes at October 31, 2015 was $831,669.

At October 31, 2014, the gross unrealized appreciation for all securities totaled $706,359 and the gross unrealized depreciation for all securities totaled $18,521, or a net unrealized appreciation of $687,838. The aggregate cost of securities for federal income tax purposes at October 31, 2014 was $846,468.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $717,010 and the gross unrealized depreciation for all securities totaled $30,986, or a net unrealized appreciation of $686,024. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $587,639.



NOTE D - INVESTMENT ADVISER AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2015, October 31, 2014 and
October 31, 2013, the fund paid investment adviser fees of $20,657, $19,210 and $15,688, respectively.

On October 31, 2015, the fund had $1,731 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.


NOTE F - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


                                                Shares             Amount

Balance at October 31, 2012                 70,941.089          $ 847,865

Shares sold during 2013                      6,650.966            113,714
Shares redeemed during 2013                   (494.809)            (8,233)

Balance at October 31, 2013                 77,097.246          $ 953,346

Shares sold during 2014                      2,750.651             58,733
Shares redeemed during 2014                   (677.171)           (14,657)

Balance at October 31, 2014                 79,170.726          $ 997,422

Shares sold during 2015                      2,771.844             58,745
Shares redeemed during 2015                 (5,015.858)          (103,694)
Reinvestment of Distributions,
    December 26, 2014                        8,638.179            180,452

Balance at October 31, 2015                 85,564.891         $1,132,925


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2015, 2014, 2013, 2012 AND 2011


                          October  October  October  October  October
                             2015     2014     2013     2012     2011

NET ASSET VALUE,
   beginning of period    $ 20.16  $ 15.53   $14.70  $ 13.41

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                  (0.08)   (0.08)   (0.11)   (0.13)
  Net gain (loss) on
    securities both
    realized and unrealized  2.33     4.71     0.94     1.42

Total from investment
    Operations               2.25     4.63     0.83     1.29

DISTRIBUTIONS
    Stock Dividends          0.00     0.00     0.00     0.00

NET ASSET VALUE,
    end of period         $ 22.41  $ 20.16  $ 15.53  $ 14.70


NET ASSETS, end of
   Period    $1,774,261 $1,554,267  $ 1,101,480  $ 954,159

                           Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*    1.54%    1.68%    1.74%    1.97%    2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT*       1.54%    1.68%    1.74%    1.97%    2.06%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*   (0.02)%  (0.38)%  (0.45)%  (0.72)%  (0.91)%

PORTFOLIO TURNOVER RATE*    4.34%   13.65%    0.00%    0.05%    1.91%

TOTAL RETURN                2.85%   11.16%   29.81%    5.65%    9.62%

* Per share amounts calculated using the average shares method

       The accompanying notes are an integral part of these financial highlights


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     5/1/15      10/31/15 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00    $   982.00      1.48%      $  7.27
Greater Western
   New York Series       1,000.00        997.60      1.54%      $  7.63
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.48%      $  7.43
Greater Western
   New York Series       1,000.00      1,025.00      1.54%      $  7.73

+ Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++ Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506.


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 55  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Betsy Kay Carosa, 55    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 56   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

Bryan D. Hickman, 70    Director        Term of Office:  Co-Founder, Vice Chairman  2            N/A
  6288 Bobble Hill Road Audit           N/A              E3 Rochester
  Naples,               Committee       Length of Time   President
  NY 14512-9700                         Served:          Coach & Equipment
                                        Since 2008       Manufacturing Co.

Lois Irwin, 63          Director        Term of Office:  Marketing Consultant       2            N/A
  33 Oak Meadow Trail                   N/A              Director of Provider Svcs
  Pittsford,                            Length of Time   Ultramobile Imaging;
  NY  14534                             Served:          VP Sales & Marketing
                                        Since 2006       Complemar Partners

John P. Lamberton, 55   Director        Term of Office:  Founder, General Partner   2            N/A
  110 East Center Street #2057          N/A              Cape Bojador Capital
  Madison,                              Length of Time   Management;
  SD 57042                            Served:
                                        Since 2003

William E.J. Martin, 55 Director        Term of Office:  Managing Member            2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman & Martin, LLC;
  Seattle,                              Length of Time   Consultant,
  WA  98103                             Served:          Robson Forensic, Inc.
                                        Since 1997       Director of Sales,
                                                         Aecon Buildings, Inc.

Michael W. Reynolds, 55 Director        Term of Office:  Marketing Consultant       2            N/A
  203 Randwood Drive    Audit           N/A              Sole Proprietor
  Getzville, NY  14068  Committee       Length of Time
                                        Served:
                                        Since 2000


PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund's Forms N-PX is available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PX may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests .
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers. However, the board did not compare advisory fees of each fund to the advisory fees of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.


Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2015     10/31/2014

            Audit Fees              $13,125          $12,790

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 1,245          $ 1,215
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1) Code of Ethics - (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191;
                    Form N-1A filed on October 30, 2003 with
                    Accession Number 0001038199-02-000005).


            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 21, 2015



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 21, 2015